OPERATING LEASES - Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases (Details) - Vessels leased to others - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Cost	$ 3,504,570	$ 3,258,451
Accumulated depreciation	(717,919)	(808,414)
Total	$ 2,786,651	$ 2,450,037